Condensed Consolidated Statements of Operations (Audited) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue
Total revenue	$ 864,450
Cost of goods sold
Total cost of goods sold	583,760
Gross profit	280,690
Operating expenses
General and administrative expenses	37,061,557	6,888,041
Payroll and compensation	1,435,000	1,270,000
Research and development	1,215,098	875,975
Total operating expenses	39,711,655	9,034,016
(Loss) income from operations	(39,430,965)	(9,034,016)
Other expenses
Settlement expense (see note 3)	22,287,419
Interest expense	563,069	165,889
Change in fair value of convertible debt	117,710	192,797
Total other expenses	22,968,198	358,686
Income tax provision
Net loss	$ (62,399,163)	$ (9,392,702)
Loss per share
Loss per share – basic (in Dollars per share)	$ (1.67)	$ (0.36)
Loss per share – diluted (in Dollars per share)	$ (1.67)	$ (0.36)
Weighted average common shares outstanding
Weighted average common shares outstanding - Basic (in Shares)	37,344,429	26,017,018
Weighted average common shares outstanding – diluted (in Shares)	37,344,429	26,017,018
Store sales
Revenue
Total revenue	$ 750,000
Product sales
Revenue
Total revenue	114,450
Store costs
Cost of goods sold
Total cost of goods sold	513,778
Product costs
Cost of goods sold
Total cost of goods sold	$ 69,982